Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Liabilities Current [Abstract]
Accrued Liabilities

Note 10. Accrued Liabilities

The components of the Company’s accrued liabilities at December 31, 2016 and 2015 were as follows:

	2016	2015
Employee-related liabilities	$87	$55
Customer-related liabilities	37	36
Deferred revenue	33	34
Restructuring liabilities	13	19
Other	67	59
Total accrued liabilities	$237	$203

Employee-related liabilities consist primarily of payroll, workers’ compensation, employee benefits, deferred compensation, and incentive compensation.  Refer to Note 1, Overview and Basis of Presentation, for information on the workers’ compensation balances transferred on October 1, 2016 from RRD to the Company. As of December 31, 2016 and 2015, incentive compensation accruals include amounts earned pursuant to the Company’s and RRD’s primary employee incentive compensation plans, respectively. Customer-related liabilities include accruals for volume discounts, rebates and other customer discounts. Other accrued liabilities include miscellaneous operating accruals and other tax liabilities.